Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation Revenue
The Company views the following disaggregated disclosures as useful to understand the composition of revenue recognized during the respective three-month and nine-month reporting periods:

	Three months ended September 30,		Nine months ended September 30,
(in ‘000)	2021	2020	2021	2020
Connectivity*	$40,738	$37,932	$122,444	$111,583
Hardware Sales	19,221	9,345	40,602	23,276
Hardware Sales - bill-and-hold	229	2,476	3,451	5,908
Deployment services, professional services and other	7,690	5,504	17,422	15,530

Total	$67,878	$55,257	$183,919	$156,297

*	Includes connectivity-related revenue from IoT Connectivity and IoT Solutions

The Company views the following disaggregated disclosures as useful to understanding the composition of revenue recognized during the respective reporting periods:

(in ‘000)	December 31, 2020	December 31, 2019
Connectivity*	$152,996	$147,927
Hardware Sales	29,601	8,767
Hardware Sales – bill-and-hold	11,314	960
Deployment services, professional services and other	19,849	11,498

Total	$213,760	$169,152